Income tax expense - Summary of specification of deferred tax (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Major components of tax expense (income) [abstract]
Employer's tax on share-based compensation	$ (216)	$ (3)
Fixed Assets	675	62	$ (52)
Inventory	(213)	(1,154)	(853)
Accruals US	(1,144)
US SME credits, net	(1,787)	0
Losses carried forward	(225,951)	(193,497)	(164,537)
Basis for deferred taxes	(228,636)	(194,592)	(165,632)
Calculated net deferred tax income, local tax rates 5-22%	51,251	(42,772)	(36,365)
Unrecognized deferred tax asset	$ 51,251	42,803	36,391
Deferred tax liability in the balance sheet		$ (31)	$ (26)